Document and Entity Information	Oct. 26, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	Whitestone REIT
Entity Central Index Key	0001175535
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34855
Entity Tax Identification Number	76-0594970
Entity Address, Address Line One	2600 South Gessner,
Entity Address, Address Line Two	Suite 500,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77063
City Area Code	713
Local Phone Number	827-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, par value $0.001 per share
Trading Symbol	WSR
Security Exchange Name	NYSE
Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE